COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments [Line Items]
Total bank guarantees provided to customers and others	$ 386
OCS [Member]
Commitments [Line Items]
Total obligation for royalties	1,500
Amount of royalties charged to operations	55	$ 18	$ 12
Grants receivable from the OCS	$ 5,545
Grants received from OCS			$ 15
BIRD [Member]
Commitments [Line Items]
Royalties payable, percent of sales	5.00%
Total obligation for royalties	$ 2,066
Amount of royalties charged to operations
Minimum [Member] | OCS [Member]
Commitments [Line Items]
Royalties payable, percent of sales	3.00%
Maximum [Member] | OCS [Member]
Commitments [Line Items]
Royalties payable, percent of sales	5.00%